Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
April 30, 2026
LPSK6-NPRT3-0626
1.9883997.108
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	334,967	1,558,006
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	897,493	1,225,015
Financials - 0.2%
Insurance - 0.2%
AUB Group Ltd	248,694	4,631,645
nib holdings Ltd/Australia	497,328	2,401,786
TOTAL FINANCIALS		7,033,431
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	208,146	973,921
TOTAL AUSTRALIA		10,790,373
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.2%
Wienerberger AG	364,951	10,553,922
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	40,681	3,819,620
TOTAL AUSTRIA		14,373,542
BELGIUM - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (a)	15,623	1,308,269
X-Fab Silicon Foundries SE (b)(c)(d)	344,570	2,543,705

TOTAL BELGIUM		3,851,974
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	1,309,500	5,958,043
CANADA - 2.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc (a)	176,435	5,272,203
Specialty Retail - 0.1%
Bmtc Group Inc	359,891	3,423,118
Leon's Furniture Ltd	29,076	561,891
		3,985,009
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc (a)	137,821	8,553,252
TOTAL CONSUMER DISCRETIONARY		17,810,464
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	533,833	31,581,566
Metro Inc/CN	226,338	15,173,069
North West Co Inc/The	11,784	441,396
TOTAL CONSUMER STAPLES		47,196,031
Energy - 0.6%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	171,342	1,552,781
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc (a)	856,176	25,048,356
TOTAL ENERGY		26,601,137
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	130,275	1,118,273
Richelieu Hardware Ltd	93,554	2,735,646
TOTAL INDUSTRIALS		3,853,919
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	135,621	8,392,757
Western Forest Prods Inc (a)(b)	61,734	672,173
TOTAL MATERIALS		9,064,930
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (b)	658,756	2,788,564
TOTAL CANADA		107,315,045
CHINA - 1.7%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	134,338	3,144,743
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Vipshop Holdings Ltd Class A ADR	183,965	2,647,256
Household Durables - 0.2%
Chervon Holdings Ltd	2,107,511	4,401,371
Gree Electric Appliances Inc of Zhuhai A Shares (China)	622,246	3,655,627
		8,056,998
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (c)	5,480,094	2,049,958
Shenzhou International Group Holdings Ltd	781,364	4,762,745
		6,812,703
TOTAL CONSUMER DISCRETIONARY		17,516,957
Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	37,000	189,208
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	2,188,406	2,097,663
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	7,078,388	16,837,805
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,775,558	4,562,526
Consun Pharmaceutical Group Ltd	630,308	1,306,094
		5,868,620
TOTAL HEALTH CARE		22,706,425
Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	498,932	403,078
Machinery - 0.1%
Haitian International Holdings Ltd	1,191,107	3,231,645
Precision Tsugami China Corp Ltd (c)	216,109	1,331,977
TK Group Holdings Ltd	1,040,536	314,612
		4,878,234
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	104,525	12,124
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (c)(d)	3,044,775	2,991,674
TOTAL INDUSTRIALS		8,285,110
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
VSTECS Holdings Ltd	13,704,990	17,954,310
TOTAL CHINA		71,894,416
FRANCE - 2.7%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	83,171	3,516,043
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	184,742	6,692,473
Household Durables - 0.0%
SEB SA	36,661	2,241,716
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)(d)	134,586	85,297
Mr Bricolage SA (b)	88,095	432,181
		517,478
TOTAL CONSUMER DISCRETIONARY		9,451,667
Energy - 1.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	55,774	1,679,027
Oil, Gas & Consumable Fuels - 1.5%
TotalEnergies SE (United States)	646,501	59,937,109
TOTAL ENERGY		61,616,136
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	311,330	3,865,852
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	6,350	435,982
Ground Transportation - 0.2%
Stef SA	52,477	7,156,715
Professional Services - 0.0%
Synergie SA	20,945	693,215
Trading Companies & Distributors - 0.0%
Thermador Groupe	10,051	816,308
TOTAL INDUSTRIALS		9,102,220
Information Technology - 0.6%
IT Services - 0.5%
Alten SA	23,726	1,573,300
Neurones	11,293	476,482
Sopra Steria Group	119,356	18,560,888
		20,610,670
Software - 0.1%
Dassault Systemes SE	208,100	4,689,246
Linedata Services	8,096	411,431
		5,100,677
TOTAL INFORMATION TECHNOLOGY		25,711,347
Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	64,869	1,705,390
TOTAL FRANCE		114,968,655
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	77,086	4,493,353
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (c)(d)	24,246	1,678,923
Insurance - 0.0%
Talanx AG	3,659	476,247
TOTAL FINANCIALS		2,155,170
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	296,222	949,114
Machinery - 0.1%
JOST Werke SE (c)(d)	10,407	632,694
Stabilus SE	34,970	706,753
Washtec Ag	14,910	762,963
		2,102,410
Trading Companies & Distributors - 0.0%
Brenntag SE (a)	28,788	2,097,499
TOTAL INDUSTRIALS		5,149,023
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (b)	74,254	118,521
Instone Real Estate Group SE (c)(d)	238,650	2,470,408
TOTAL REAL ESTATE		2,588,929
TOTAL GERMANY		14,386,475
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A (a)	203,573	2,628,127
GREECE - 0.9%
Consumer Discretionary - 0.2%
Distributors - 0.0%
Autohellas Tourist and Trading SA	29,408	372,758
Specialty Retail - 0.2%
JUMBO SA	312,832	8,532,689
TOTAL CONSUMER DISCRETIONARY		8,905,447
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA	494,487	8,299,072
Financials - 0.4%
Banks - 0.4%
Eurobank SA	2,222,263	9,598,025
National Bank of Greece SA	531,750	8,378,387
TOTAL FINANCIALS		17,976,412
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC (a)	104,418	4,402,003
TOTAL GREECE		39,582,934
HONG KONG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,911,420	904,246
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	100,241	106,327
Specialty Retail - 0.0%
Goldlion Holdings Ltd	3,326,715	465,811
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)	1,665,031	64,009
TOTAL CONSUMER DISCRETIONARY		636,147
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	2,230,338	2,407,664
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	296,202	6,204,667
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(e)	6,170,931	8
TOTAL HONG KONG		10,152,732
INDIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Oil & Natural Gas Corp Ltd	1,013,869	3,214,224
Petronet LNG Ltd	925,700	2,708,646
TOTAL ENERGY		5,922,870
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	4,032,422	9,266,934
TOTAL INDIA		15,189,804
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,754,091	1,127,223
IRELAND - 0.6%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	808,132	9,293,052
Bank of Ireland Group PLC	449,997	8,841,046
TOTAL FINANCIALS		18,134,098
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	238,157	201,249
Marine Transportation - 0.1%
Irish Continental Group PLC unit	804,940	6,140,666
TOTAL INDUSTRIALS		6,341,915
TOTAL IRELAND		24,476,013
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (a)(b)	1,114,907	615,947
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	200,104	1,995,779
ITALY - 0.9%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV (OTC)	322,633	3,029,266
Pirelli & C SpA (c)(d)	458,816	3,150,163
TOTAL CONSUMER DISCRETIONARY		6,179,429
Consumer Staples - 0.4%
Beverages - 0.4%
Coca-Cola HBC AG	285,831	16,646,826
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (a)	43,132	434,842
MARR SpA	9,186	92,610
		527,452
TOTAL CONSUMER STAPLES		17,174,278
Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	59,484	3,892,097
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	71,856	4,186,330
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	60,951	2,559,527
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	40,045	4,039,548
TOTAL ITALY		38,031,209
JAPAN - 7.9%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	5,577	213,331
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	78,845	428,906
Automobiles - 0.1%
Isuzu Motors Ltd	222,934	3,071,700
Distributors - 0.3%
Arata Corp	203,016	3,601,725
Central Automotive Products Ltd	113,052	1,303,577
PALTAC Corp	100,634	2,972,507
		7,877,809
Diversified Consumer Services - 0.0%
Aucnet Inc	133,500	1,027,847
Gakkyusha Co Ltd	30,241	441,616
JP-Holdings Inc	138,100	580,482
		2,049,945
Household Durables - 0.0%
FJ Next Holdings Co Ltd	211,962	2,042,324
Leisure Products - 0.0%
Roland Corp	50,843	1,325,941
Specialty Retail - 0.1%
ARCLANDS CORP	195,179	2,212,913
Hamee Corp (a)	98,656	283,651
Syuppin Co Ltd	47,354	332,120
		2,828,684
TOTAL CONSUMER DISCRETIONARY		19,625,309
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.0%
Belc Co Ltd	163,055	7,267,733
Blue Zones Holdings Co Ltd	611,825	6,810,220
Cosmos Pharmaceutical Corp	62,316	2,422,071
Create SD Holdings Co Ltd	285,795	5,970,681
G-7 Holdings Inc	251,057	2,064,565
Genky DrugStores Co Ltd	318,603	7,408,764
Halows Co Ltd	194,767	4,896,397
Kato Sangyo Co Ltd	108,862	4,256,007
YAKUODO Holdings Co Ltd	21,440	241,910
		41,338,348
Food Products - 0.1%
Pickles Holdings Co Ltd	49,403	350,693
S Foods Inc	150,341	2,724,407
		3,075,100
Household Products - 0.0%
Transaction Co Ltd	142,706	1,027,968
TOTAL CONSUMER STAPLES		45,441,416
Financials - 0.2%
Financial Services - 0.2%
Zenkoku Hosho Co Ltd	528,434	10,638,572
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	78,912	5,093,145
Nakanishi Inc	62,369	1,101,870
Techno Medica Co Ltd	3,694	51,910
		6,246,925
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	334,909	4,983,963
WIN-Partners Co Ltd (a)	375,483	3,006,324
		7,990,287
Health Care Technology - 0.0%
Software Service Inc	7,068	509,604
TOTAL HEALTH CARE		14,746,816
Industrials - 2.8%
Air Freight & Logistics - 0.3%
AIT Corp	22,511	317,685
AZ-COM MARUWA Holdings Inc	692,379	3,970,419
Hamakyorex Co Ltd	685,104	7,515,537
Senko Group Holdings Co Ltd	78,833	933,158
		12,736,799
Building Products - 0.2%
Kondotec Inc	220,743	2,042,136
Nihon Dengi Co Ltd	340,272	5,236,584
Nihon Flush Co Ltd	154,821	784,079
		8,062,799
Commercial Services & Supplies - 0.0%
CTS Co Ltd	64,650	357,671
Green Cross Holdings Co Ltd	14,558	128,395
Prestige International Inc	375,530	1,594,877
		2,080,943
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	94,400	1,685,988
Raiznext Corp	245,795	3,545,948
		5,231,936
Electrical Equipment - 0.0%
Aichi Electric Co Ltd	58,269	2,763,953
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd	354,026	6,574,934
Machinery - 0.4%
Anest Iwata Corp	98,464	996,565
Daiwa Industries Ltd	116,549	1,424,762
Estic Corp	59,134	382,320
Hosokawa Micron Corp	17,271	654,830
Nadex Co Ltd (a)	91,227	626,236
Shinwa Co Ltd/Nagoya	40,643	786,053
Takeuchi Manufacturing Co Ltd	83,559	3,766,744
Teikoku Corp	97,237	1,711,331
Tocalo Co Ltd	332,906	6,641,791
Trinity Industrial Corp	29,913	249,076
Yamada Corp	8,660	350,704
		17,590,412
Professional Services - 0.3%
Altech Corp	122,828	1,978,560
Artner Co Ltd	38,940	474,241
Careerlink Co Ltd	25,937	388,123
Creek & River Co Ltd	1,919	16,327
Gakujo Co Ltd (a)	43,443	443,681
Ifis Japan Ltd	24,726	104,632
Persol Holdings Co Ltd	3,093,195	4,603,973
Quick Co Ltd	423,272	2,275,120
WDB Holdings Co Ltd	111,968	1,067,153
Will Group Inc	144,256	1,041,211
		12,393,021
Trading Companies & Distributors - 1.3%
Chori Co Ltd	161,526	4,391,344
Inaba Denki Sangyo Co Ltd	131,045	2,210,707
ITOCHU Corp	1,609,638	19,948,422
Mitani Corp	473,061	7,843,599
Parker Corp	231,959	2,049,641
Sanyo Trading Co Ltd	48,286	480,954
Senshu Electric Co Ltd (a)	174,793	6,813,847
Totech Corp	350,263	8,554,860
Yamazen Corp	20,426	200,603
Yuasa Co Ltd	71,270	2,719,840
		55,213,817
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd (a)	3,071	39,404
TOTAL INDUSTRIALS		122,688,018
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	231,353	4,711,153
Dexerials Corp	249,320	3,891,093
Maruwa Co Ltd/Aichi	11,868	5,606,526
Nippo Ltd	87,473	2,123,752
Riken Keiki Co Ltd	39,739	853,495
		17,186,019
IT Services - 0.3%
Argo Graphics Inc	495,413	4,279,449
Asahi Intelligence Service Co Ltd	53,993	342,457
Avant Group Corp	36,145	295,930
Densan System Holdings Co Ltd	22,570	412,251
DTS Corp	418,843	2,729,553
Future Corp	60,175	587,506
Information Planning Co (a)	98,845	667,920
TDC Soft Inc	165,699	1,001,931
TIS Inc	106,785	2,327,382
		12,644,379
Semiconductors & Semiconductor Equipment - 0.8%
Japan Material Co Ltd	51,281	590,425
Renesas Electronics Corp	950,035	19,212,223
SUMCO Corp	834,323	13,311,334
		33,113,982
Software - 0.2%
Cresco Ltd	166,765	1,450,556
Focus Systems Corp	63,038	609,453
Fukui Computer Holdings Inc	31,481	661,243
KSK Co Ltd/Inagi	87,495	2,466,987
NE Inc (a)	197,312	387,971
NSW Inc/Japan	27,583	431,644
Pro-Ship Inc (a)	207,215	2,018,175
System Research Co Ltd	35,934	380,729
WingArc1st Inc	116,721	1,990,588
		10,397,346
Technology Hardware, Storage & Peripherals - 0.0%
Elecom Co Ltd	86,711	897,835
TOTAL INFORMATION TECHNOLOGY		74,239,561
Materials - 1.0%
Chemicals - 0.6%
C Uyemura & Co Ltd	123,813	18,536,134
JCU Corp	72,484	3,082,927
Kansai Paint Co Ltd	271,920	4,080,837
Muto Seiko Co	1,192	14,762
		25,714,660
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	641,272	7,022,566
Vertex Corp/Japan	9,399	118,265
		7,140,831
Containers & Packaging - 0.2%
Kohsoku Corp	229,131	4,284,329
Pack Corp/The	671,574	5,590,348
		9,874,677
TOTAL MATERIALS		42,730,168
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	141,186	908,672
Starts Corp Inc	54,172	1,653,919
TOTAL REAL ESTATE		2,562,591
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	608,223	9,743,831
TOTAL JAPAN		342,629,613
KOREA (SOUTH) - 2.1%
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Snt Holdings Co Ltd	156,602	6,647,313
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	96,050	1,925,298
Textiles, Apparel & Luxury Goods - 0.5%
Youngone Corp	48,504	2,737,107
Youngone Holdings Co Ltd	136,145	19,366,411
		22,103,518
TOTAL CONSUMER DISCRETIONARY		30,676,129
Consumer Staples - 0.3%
Food Products - 0.1%
Otoki Corp	13,533	3,366,751
Tobacco - 0.2%
KT&G Corp	61,630	7,477,920
TOTAL CONSUMER STAPLES		10,844,671
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,212,311
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	887,111
TOTAL FINANCIALS		2,099,422
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	84,200	1,694,256
Interojo Co Ltd	15,800	231,980
Value Added Technology Co Ltd	91,887	1,444,912
Vieworks Co Ltd	39,300	728,713
		4,099,861
Pharmaceuticals - 0.1%
Daewon Pharmaceutical Co Ltd	52,430	382,428
Daihan Pharmaceutical Co Ltd	50,300	980,891
Huons Co Ltd	83,366	1,497,066
Korea United Pharm Inc	6,200	85,280
Kwang Dong Pharmaceutical Co Ltd	441,052	2,485,041
		5,430,706
TOTAL HEALTH CARE		9,530,567
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Fursys Inc	40,129	987,309
S-1 Corp	111,190	6,518,271
		7,505,580
Machinery - 0.0%
Hy-Lok Corp	10,000	301,543
Professional Services - 0.0%
e-Credible Co Ltd	38,775	403,128
TOTAL INDUSTRIALS		8,210,251
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	60,800	1,107,882
SAMT Co Ltd	15,500	75,035
		1,182,917
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	168,330	25,511,139
TOTAL INFORMATION TECHNOLOGY		26,694,056
Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	5,490	567,646
Soulbrain Co Ltd	9,600	3,039,880
TOTAL MATERIALS		3,607,526
TOTAL KOREA (SOUTH)		91,662,622
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	1,830,100	1,744,085
MEXICO - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Femsa SAB de CV ADR	27,011	2,743,777
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	44,733	1,259,904
Food Products - 0.0%
Gruma SAB de CV Series B	59,869	1,039,007
TOTAL CONSUMER STAPLES		5,042,688
Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	131,007	1,306,508
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	159,943	558,521
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	2,483,939	2,343,379
TOTAL HEALTH CARE		2,901,900
TOTAL MEXICO		9,251,096
NETHERLANDS - 1.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	18,718	568,981
Financials - 0.4%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	176,353	13,494,881
Insurance - 0.1%
ASR Nederland NV	58,823	4,457,068
TOTAL FINANCIALS		17,951,949
Industrials - 0.9%
Machinery - 0.6%
Aalberts NV	632,022	23,944,420
Aalberts NV rights (b)(f)	632,022	853,039
		24,797,459
Trading Companies & Distributors - 0.3%
IMCD NV (a)(b)	94,828	11,146,182
TOTAL INDUSTRIALS		35,943,641
TOTAL NETHERLANDS		54,464,571
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	104,630	605,424
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (c)(d)	457,446	4,670,890
Specialty Retail - 0.0%
Kid ASA (c)(d)	30,716	436,967
TOTAL CONSUMER DISCRETIONARY		5,107,857
Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	307,035	5,201,040
Sparebank 1 Oestlandet	294,105	6,460,044
SpareBank 1 Sor-Norge ASA	168,539	3,638,304
		15,299,388
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	903,015	698,848
TOTAL FINANCIALS		15,998,236
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (c)(d)	33,903	580,377
Norconsult Norge AS	182,053	773,234
TOTAL INDUSTRIALS		1,353,611
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA (b)	68,639	258,562
TOTAL NORWAY		22,718,266
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (c)	57,453	2,561,255
PHILIPPINES - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Century Pacific Food Inc	3,008,019	1,400,794
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Robinsons Land Corp	5,674,057	1,607,621
TOTAL PHILIPPINES		3,008,415
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (b)	387,163	563,953
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA	222,096	3,127,956
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	278,420	2,097,848
TOTAL PORTUGAL		5,225,804
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	340,758	8,273,604
Financial Services - 0.3%
EVERTEC Inc	407,381	12,029,961
TOTAL PUERTO RICO		20,303,565
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	293,903	544,157
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	1,185,285	987,811
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	955,195	1,798,640
Professional Services - 0.0%
HRnetgroup Ltd (c)	726,613	426,315
Trading Companies & Distributors - 0.0%
KS Energy Ltd (b)(e)	921,857	7
TOTAL INDUSTRIALS		2,224,962
Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	788,639	1,223,866
TOTAL SINGAPORE		4,980,796
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	388,758	13,231,709
Financials - 0.2%
Banks - 0.2%
Bankinter SA	396,640	6,594,042
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	144,346	2,236,234
Pharmaceuticals - 0.1%
Faes Farma SA	518,353	2,953,612
TOTAL HEALTH CARE		5,189,846
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	185,159	7,232,139
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	75,100	1,233,975
TOTAL SPAIN		33,481,711
SWEDEN - 1.4%
Consumer Discretionary - 0.6%
Automobile Components - 0.3%
Autoliv Inc	56,539	6,554,567
Automobiles - 0.0%
Kabe Group AB B Shares	8,696	167,181
Broadline Retail - 0.1%
Rusta AB	544,528	5,944,970
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	612,587	6,230,204
Household Durables - 0.1%
JM AB	180,224	2,250,665
Specialty Retail - 0.0%
BHG Group AB (b)	821,442	2,048,100
TOTAL CONSUMER DISCRETIONARY		23,195,687
Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	462,720	1,613,775
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	2,578	39,174
Commercial Services & Supplies - 0.1%
Loomis AB	63,600	2,946,910
Electrical Equipment - 0.2%
AQ Group AB	395,626	9,367,073
Machinery - 0.2%
Beijer Alma AB B Shares	277,490	8,700,913
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	102,319	1,538,207
TOTAL INDUSTRIALS		22,592,277
Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	59,191	507,750
Proact IT Group AB	99,104	1,219,378
TOTAL INFORMATION TECHNOLOGY		1,727,128
Materials - 0.3%
Chemicals - 0.0%
KB Components AB	241,883	1,178,927
Metals & Mining - 0.3%
Alleima AB	1,049,546	9,315,783
Boliden AB	23,623	1,228,388
		10,544,171
TOTAL MATERIALS		11,723,098
TOTAL SWEDEN		60,851,965
SWITZERLAND - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	447,038	11,448,644
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	43,001	3,643,266
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	10,017	2,044,809
TOTAL SWITZERLAND		17,136,719
TAIWAN - 1.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	499,403
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,179,669
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	55,000	173,819
TOTAL HEALTH CARE		1,353,488
Industrials - 0.1%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	60,200	1,842,441
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	544,062
TOTAL INDUSTRIALS		2,386,503
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc (b)	92,700	195,219
Hon Hai Precision Industry Co Ltd	623,900	4,421,891
Simplo Technology Co Ltd	1,052,000	11,980,482
Thinking Electronic Industrial Co Ltd	724,900	4,061,558
Tripod Technology Corp	586,000	8,469,503
		29,128,653
IT Services - 0.0%
Dimerco Data System Corp	177,318	527,756
Semiconductors & Semiconductor Equipment - 0.7%
Parade Technologies Ltd	95,000	1,760,121
Powertech Technology Inc	456,000	3,000,154
Taiwan Semiconductor Manufacturing Co Ltd	178,000	12,396,413
Topco Scientific Co Ltd	1,056,031	13,751,753
		30,908,441
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	480,046	2,866,850
TOTAL INFORMATION TECHNOLOGY		63,431,700
TOTAL TAIWAN		67,671,094
UNITED KINGDOM - 6.3%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	29,335	1,454,597
Consumer Discretionary - 1.5%
Broadline Retail - 0.2%
B&M European Value Retail plc (a)	3,207,255	7,305,792
Distributors - 0.4%
Inchcape PLC	1,416,222	15,921,899
Diversified Consumer Services - 0.1%
ME Group International PLC	2,365,794	4,700,111
Hotels, Restaurants & Leisure - 0.2%
Greggs PLC (a)	248,418	5,127,988
Hollywood Bowl Group PLC	828,227	2,868,240
J D Wetherspoon PLC (a)	141,679	1,127,820
On the Beach Group PLC (c)(d)	325,700	724,182
		9,848,230
Household Durables - 0.2%
Barratt Redrow PLC	1,121,551	3,819,726
Vistry Group PLC (a)(b)	1,109,045	4,931,847
		8,751,573
Specialty Retail - 0.2%
Dunelm Group PLC	281,468	2,880,217
JD Sports Fashion PLC	1,951,005	1,786,700
Pets at Home Group Plc	2,338,953	5,728,915
		10,395,832
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	3,918,042	4,430,457
Dr Martens PLC (a)	5,063,823	4,285,951
		8,716,408
TOTAL CONSUMER DISCRETIONARY		65,639,845
Consumer Staples - 1.0%
Beverages - 0.4%
AG Barr PLC	513,155	4,475,947
Diageo PLC	605,204	12,236,855
		16,712,802
Food Products - 0.0%
Fevara PLC	529,201	957,746
Tobacco - 0.6%
British American Tobacco PLC	182,405	10,742,712
Imperial Brands PLC	411,518	15,634,668
		26,377,380
TOTAL CONSUMER STAPLES		44,047,928
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCC PLC	376,807	28,405,803
Financials - 0.8%
Capital Markets - 0.4%
AJ Bell PLC	357,200	2,527,511
Rathbones Group PLC	454,111	12,185,611
St James's Place PLC	110,100	1,825,539
		16,538,661
Insurance - 0.4%
Aviva PLC	1,473,635	12,504,732
Hiscox Ltd	256,969	5,412,900
		17,917,632
TOTAL FINANCIALS		34,456,293
Health Care - 0.5%
Pharmaceuticals - 0.5%
GSK PLC	822,048	21,552,023
Industrials - 1.2%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	544,185	3,290,781
Building Products - 0.0%
Norcros PLC	141,603	541,448
Commercial Services & Supplies - 0.3%
Mitie Group PLC	5,420,545	12,819,499
Electrical Equipment - 0.1%
Volex PLC	303,907	2,468,842
Machinery - 0.1%
Bodycote PLC	278,485	2,580,639
Luxfer Holdings PLC	128,315	1,931,141
		4,511,780
Passenger Airlines - 0.1%
JET2 PLC	316,304	4,743,126
Professional Services - 0.0%
Wilmington PLC	380,904	1,212,857
Trading Companies & Distributors - 0.5%
Bunzl PLC	195,826	6,455,609
RS GROUP PLC	1,826,118	14,959,039
		21,414,648
TOTAL INDUSTRIALS		51,002,981
Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	865,629	2,950,651
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	1,323,229	1,467,476
Construction Materials - 0.2%
SigmaRoc PLC (b)	5,559,129	9,327,133
Metals & Mining - 0.1%
Hill & Smith PLC	89,190	3,119,088
TOTAL MATERIALS		13,913,697
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	205,238	617,204
Savills PLC	581,468	6,543,493
TOTAL REAL ESTATE		7,160,697
TOTAL UNITED KINGDOM		270,584,515
UNITED STATES - 61.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Cars.com Inc (a)(b)	673,046	7,396,775
Consumer Discretionary - 7.1%
Automobile Components - 0.9%
Aptiv PLC (b)	203,017	12,233,805
LCI Industries	82,088	9,786,531
Lear Corp	80,016	10,172,434
Patrick Industries Inc	68,156	6,338,508
Versigent PLC	67,672	2,366,490
		40,897,768
Automobiles - 0.5%
General Motors Co	305,441	23,485,358
Diversified Consumer Services - 0.9%
Carriage Services Inc	67,246	3,301,779
Covista Inc (b)	100,906	11,626,389
Grand Canyon Education Inc (b)	91,875	15,533,306
Laureate Education Inc (b)	286,538	8,623,361
		39,084,835
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (a)	222,603	13,995,051
Household Durables - 1.0%
DR Horton Inc	37,527	5,773,904
KB Home	195,040	10,335,170
M/I Homes Inc (b)	81,196	10,676,462
Meritage Homes Corp	238,752	16,077,560
		42,863,096
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	57,593	3,222,766
Specialty Retail - 1.6%
Academy Sports & Outdoors Inc	218,460	11,980,346
Bath & Body Works Inc	345,018	6,707,150
Caleres Inc	286,821	3,757,355
Dick's Sporting Goods Inc	46,791	10,617,814
Lithia Motors Inc	43,986	12,761,218
Murphy USA Inc	21,927	12,893,076
Signet Jewelers Ltd	124,484	11,082,811
		69,799,770
Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc (b)	176,935	18,043,832
Lululemon Athletica Inc (b)	9,471	1,304,157
Oxford Industries Inc (a)	108,411	4,644,327
PVH Corp	38,367	3,508,278
Samsonite Group SA (c)(d)	1,949,209	3,569,254
Steven Madden Ltd	349,313	13,120,196
VF Corp	549,906	10,409,721
Wolverine World Wide Inc	1,021,671	17,388,840
		71,988,605
TOTAL CONSUMER DISCRETIONARY		305,337,249
Consumer Staples - 3.8%
Beverages - 1.5%
Constellation Brands Inc Class A	94,147	14,741,537
Keurig Dr Pepper Inc	525,852	15,460,049
Primo Brands Corp Class A	1,583,535	32,272,444
		62,474,030
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	52,583	886,024
Dollar Tree Inc (b)	100,830	9,791,601
Grocery Outlet Holding Corp (a)(b)	437,743	3,462,547
Performance Food Group Co (b)	382,811	34,667,364
Target Corp	70,301	9,121,555
		57,929,091
Food Products - 0.4%
Armanino Foods of Distinction Inc	196,731	2,006,656
Ingredion Inc	92,335	10,317,513
Smithfield Foods Inc	200,794	5,276,866
		17,601,035
Household Products - 0.4%
Kimberly-Clark Corp	170,347	16,767,255
Personal Care Products - 0.2%
Kenvue Inc	476,654	8,355,745
TOTAL CONSUMER STAPLES		163,127,156
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp (b)	611,818	24,019,975
Core Natural Resources Inc	202,402	18,163,555
Diamondback Energy Inc	148,682	30,573,480
Energy Transfer LP	512,576	10,348,909
Gulfport Energy Corp (b)	47,588	9,162,594
Northern Oil & Gas Inc	379,866	10,317,161
Ovintiv Inc	746,436	45,943,136
Range Resources Corp	487,092	21,188,502
Shell PLC	599,638	27,263,625
Sunococorp LLC	280,328	18,692,271
Unit Corp	29,477	1,009,881
TOTAL ENERGY		216,683,089
Financials - 16.9%
Banks - 7.5%
ACNB Corp	4,721	239,307
Camden National Corp	55,428	2,669,967
Citigroup Inc	244,191	31,251,564
East West Bancorp Inc	127,709	16,151,357
FNB Corp/PA	1,173,306	20,943,512
Hancock Whitney Corp	270,623	18,269,759
Huntington Bancshares Inc/OH	1,275,196	21,372,285
KeyCorp	1,051,437	23,247,272
Old National Bancorp/IN	631,069	15,126,724
Pinnacle Financial Partners Inc	305,467	30,222,905
QCR Holdings Inc	73,064	6,606,447
United Community Bank/SC	535,247	17,839,783
US Bancorp	501,368	28,407,511
Washington Trust Bancorp Inc (a)	79,733	2,506,008
Webster Financial Corp	84,690	6,128,168
Wells Fargo & Co	698,979	57,477,043
West BanCorp Inc	108,489	2,598,312
Wintrust Financial Corp	143,126	21,550,482
		322,608,406
Capital Markets - 4.3%
Ameriprise Financial Inc	38,477	18,268,495
Bank of New York Mellon Corp/The	91,952	12,355,590
Federated Hermes Inc Class B	384,853	22,356,111
Lazard Inc	508,366	24,655,751
LPL Financial Holdings Inc	26,572	8,878,502
Raymond James Financial Inc	129,919	20,568,776
SEI Investments Co	163,942	14,866,261
State Street Corp	247,268	37,792,441
Stifel Financial Corp	353,379	27,849,799
		187,591,726
Consumer Finance - 0.5%
Capital One Financial Corp	103,902	19,876,453
Financial Services - 0.9%
Corpay Inc (b)	72,482	22,213,559
Essent Group Ltd	287,015	17,370,147
		39,583,706
Insurance - 3.7%
American Financial Group Inc/OH	95,446	12,720,088
Arthur J Gallagher & Co	35,000	7,224,000
First American Financial Corp	204,122	14,315,076
Hartford Insurance Group Inc/The	62,348	8,529,830
Marsh & McLennan Cos Inc	47,100	7,899,141
Primerica Inc	83,753	23,557,206
Reinsurance Group of America Inc	83,076	17,567,251
Stewart Information Services Corp	158,596	11,100,134
Travelers Companies Inc/The	64,933	19,813,656
Unum Group	355,521	28,576,778
Willis Towers Watson PLC	30,600	7,839,720
		159,142,880
TOTAL FINANCIALS		728,803,171
Health Care - 6.8%
Biotechnology - 1.0%
Biogen Inc (b)	91,429	17,305,681
Gilead Sciences Inc	194,214	25,410,960
		42,716,641
Health Care Providers & Services - 4.3%
Cigna Group/The	74,055	21,518,902
CVS Health Corp	316,463	26,358,203
Elevance Health Inc	29,354	11,049,433
Henry Schein Inc (b)	296,182	22,092,215
Labcorp Holdings Inc	99,374	25,519,243
Molina Healthcare Inc (b)	65,968	12,838,692
Quest Diagnostics Inc	47,933	9,308,589
Tenet Healthcare Corp (b)	64,568	11,436,284
UnitedHealth Group Inc	73,473	27,220,278
Universal Health Services Inc Class B	97,205	16,356,685
		183,698,524
Life Sciences Tools & Services - 0.6%
Avantor Inc (a)(b)	537,928	4,357,217
ICON PLC (b)	175,476	20,764,075
		25,121,292
Pharmaceuticals - 0.9%
Elanco Animal Health Inc (b)	1,151,843	25,766,728
Jazz Pharmaceuticals PLC (b)	32,900	6,679,358
Phibro Animal Health Corp Class A	89,880	4,779,818
Viatris Inc	230,000	3,436,200
		40,662,104
TOTAL HEALTH CARE		292,198,561
Industrials - 9.9%
Aerospace & Defense - 0.9%
Cadre Holdings Inc	134,675	3,993,114
Huntington Ingalls Industries Inc	39,958	14,556,300
Textron Inc	141,905	13,617,204
V2X Inc (b)	116,977	7,932,210
		40,098,828
Air Freight & Logistics - 0.5%
FedEx Corp	44,909	18,112,249
Radiant Logistics Inc (b)	241,994	2,035,169
		20,147,418
Building Products - 1.1%
Builders FirstSource Inc (b)	79,986	6,326,093
Gibraltar Industries Inc (b)	217,150	8,475,365
Hayward Holdings Inc (b)	690,904	10,370,469
Janus International Group Inc (b)	1,339,652	6,966,190
Resideo Technologies Inc (b)	351,400	14,537,418
		46,675,535
Commercial Services & Supplies - 0.8%
Brady Corp Class A	147,085	12,034,495
Brink's Co/The	97,373	10,394,567
HNI Corp	318,835	11,650,231
		34,079,293
Construction & Engineering - 0.6%
Bowman Consulting Group Ltd (b)	89,169	2,814,174
WillScot Holdings Corp	1,012,403	22,920,804
		25,734,978
Electrical Equipment - 0.5%
Acuity Inc	32,642	9,458,672
Allient Inc	127,009	9,675,546
LSI Industries Inc	53,861	1,309,361
		20,443,579
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (b)	272,486	2,002,771
Universal Logistics Holdings Inc (a)	310,722	7,482,186
		9,484,957
Machinery - 2.8%
Allison Transmission Holdings Inc	14,305	1,921,876
Cummins Inc	19,250	12,916,943
Enpro Inc	60,267	17,570,844
Esab Corp	83,322	8,188,053
Gates Industrial Corp PLC (b)	708,391	18,141,894
Hillman Solutions Corp (b)	887,692	7,243,567
Miller Industries Inc/TN	96,881	4,649,318
Tennant CO (a)	90,400	7,506,816
Terex Corp	346,270	21,537,994
Timken Co/The	103,057	11,427,991
Toro Co/The	91,087	8,668,750
		119,774,046
Professional Services - 1.8%
CACI International Inc (b)	8,376	4,351,667
Cbiz Inc (b)	300,578	9,167,629
Concentrix Corp (a)	233,884	5,571,117
Genpact Ltd	685,857	23,833,531
ICF International Inc	85,000	6,091,100
KBR Inc	317,080	11,887,329
Maximus Inc	234,619	15,395,699
Science Applications International Corp	13,993	1,354,102
		77,652,174
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (b)	225,390	11,352,894
Global Industrial Co	213,794	7,078,719
Rush Enterprises Inc Class A	182,230	13,490,488
		31,922,101
TOTAL INDUSTRIALS		426,012,909
Information Technology - 5.9%
Electronic Equipment, Instruments & Components - 3.4%
Belden Inc	82,138	9,238,882
CDW Corp/DE	89,116	12,200,872
Crane NXT Co	433,000	19,346,440
Insight Enterprises Inc (b)	71,050	5,179,544
Sanmina Corp (b)	153,266	33,384,400
TD SYNNEX Corp	160,392	36,598,247
Vontier Corp	815,229	29,250,417
		145,198,802
IT Services - 0.8%
Amdocs Ltd	389,911	25,215,545
Kyndryl Holdings Inc (b)	576,954	7,973,504
		33,189,049
Semiconductors & Semiconductor Equipment - 0.9%
Diodes Inc (b)	196,778	21,084,763
Micron Technology Inc	19,457	10,062,382
MKS Inc	25,664	7,282,160
		38,429,305
Software - 0.1%
ACI Worldwide Inc (b)	112,708	4,871,239
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	72,858	15,223,679
Seagate Technology Holdings PLC	23,534	15,853,444
		31,077,123
TOTAL INFORMATION TECHNOLOGY		252,765,518
Materials - 3.2%
Chemicals - 1.0%
Axalta Coating Systems Ltd (b)	431,744	12,278,799
Element Solutions Inc	386,025	16,440,805
Perimeter Solutions Inc (b)	442,212	13,399,024
		42,118,628
Construction Materials - 0.6%
Buzzi SpA	71,158	3,885,099
Eagle Materials Inc	90,125	18,936,164
GCC SAB de CV	64,421	761,169
RHI Magnesita NV	91,384	3,289,078
		26,871,510
Containers & Packaging - 1.2%
Graphic Packaging Holding CO (a)	793,397	7,561,073
Packaging Corp of America	73,318	15,649,727
Silgan Holdings Inc	704,516	28,568,124
		51,778,924
Metals & Mining - 0.4%
Warrior Met Coal Inc (a)	194,207	17,449,499
TOTAL MATERIALS		138,218,561
Real Estate - 1.5%
Industrial REITs - 0.2%
STAG Industrial Inc Class A	207,670	8,011,909
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (b)	30,157	9,593,846
Residential REITs - 0.3%
AvalonBay Communities Inc	24,210	4,430,430
Camden Property Trust	89,633	9,413,258
		13,843,688
Retail REITs - 0.5%
Tanger Inc	327,928	12,159,570
Urban Edge Properties	243,328	5,333,750
		17,493,320
Specialized REITs - 0.3%
Outfront Media Inc	456,974	14,097,648
TOTAL REAL ESTATE		63,040,411
Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	2,857,976	47,499,561
TOTAL UNITED STATES		2,641,082,961
TOTAL COMMON STOCKS (Cost $3,273,733,192)		4,127,866,721

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	175,666,800	175,701,934
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	73,786,083	73,793,461
TOTAL MONEY MARKET FUNDS (Cost $249,495,394)			249,495,395

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,523,228,586)	4,377,362,116
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(61,108,674)
NET ASSETS - 100.0%	4,316,253,442

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,904,039 or 0.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,534,534 or 0.5% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $36,767,038.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,253,466	500,885,310	371,438,797	2,766,288	1,955	-	175,701,934	175,666,800	0.3%
Fidelity Securities Lending Cash Central Fund	72,674,441	636,618,854	635,502,957	266,158	3,123	-	73,793,461	73,786,083	0.2%
Total	118,927,907	1,137,504,164	1,006,941,754	3,032,446	5,078	-	249,495,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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